Related Party Transactions (Details Textual)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Beijing Runtuo [Member] USD ($)	Dec. 31, 2012 Beijing Runtuo [Member] USD ($)	Dec. 31, 2011 Beijing Runtuo [Member] USD ($)	Dec. 31, 2013 Beijing Wowjoint Mechanical [Member] USD ($)	Dec. 31, 2012 Beijing Wowjoint Mechanical [Member] USD ($)	Dec. 31, 2013 China Minsheng Bank [Member] USD ($)	Dec. 31, 2013 China Minsheng Bank [Member] CNY	Dec. 31, 2013 Wowjoint International Limited [Member] USD ($)	Dec. 31, 2013 BBE Solutions [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] CNY	Dec. 31, 2013 Bank of Beijing [Member] USD ($)	Dec. 31, 2013 Bank of Beijing [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 702,328		$ 75,421			$ 75,421			$ 5,600,000	35,000,000	$ 3,075	$ 699,253	$ 5,600,000	35,000,000	$ 5,600,000	35,000,000
Due to related parties				$ 90,015	$ 261,863		$ 130,333	$ 53,970				$ 56,557